Management of financial risks, financial instruments, and other risks (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	$ 75,464	$ 20,981
Bank Receipt of Deposits RDB	21,511,844	21,054,443
Bank certificate of deposit	546,395	$ 248,086
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	6,481
Repurchase Agreements	308,812
Deposits In Electronic Money	5,713,368
Bank Receipt of Deposits RDB	20,847,597
Bank certificate of deposit	41,140
Payables to credit card network	4,332,769
Borrowings And Financing
Total financial liabilities	31,250,167
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments
Repurchase Agreements
Deposits In Electronic Money	1,033,320
Bank Receipt of Deposits RDB	447,268
Bank certificate of deposit	127,829
Payables to credit card network	2,441,461
Borrowings And Financing	2,897
Total financial liabilities	4,052,775
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	28,533
Repurchase Agreements
Deposits In Electronic Money	49,699
Bank Receipt of Deposits RDB	870,514
Bank certificate of deposit	320,094
Payables to credit card network	2,203,369
Borrowings And Financing	471,784
Total financial liabilities	3,943,993
Later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	562
Repurchase Agreements
Deposits In Electronic Money
Bank Receipt of Deposits RDB	242,485
Bank certificate of deposit	109,691
Payables to credit card network	368,631
Borrowings And Financing	1,600,460
Total financial liabilities	2,321,829
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	32,329
Repurchase Agreements	308,583
Deposits In Electronic Money	6,796,826
Bank Receipt of Deposits RDB	21,511,844
Bank certificate of deposit	546,395
Payables to credit card network	9,333,541
Borrowings And Financing	1,730,357
Total financial liabilities	40,259,875
Total [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments	35,576
Repurchase Agreements	308,812
Deposits In Electronic Money	6,796,387
Bank Receipt of Deposits RDB	22,407,864
Bank certificate of deposit	598,754
Payables to credit card network	9,346,230
Borrowings And Financing	2,075,141
Total financial liabilities	$ 41,568,765